Cash flow information (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flow information
Loss before income tax	£ (32,574,000)	£ (149,623,000)	£ (24,027,000)
Depreciation	13,848,000	14,314,000	14,959,000
Amortization	172,684,000	151,462,000	124,398,000
Profit on disposal of intangible assets	(20,424,000)	(21,935,000)	(7,381,000)
Net finance costs/(income)	21,394,000	62,239,000	(12,899,000)
Non-cash employee benefit expense - equity-settled share-based payments	1,753,000	198,000	2,085,000
Foreign exchange losses on operating activities	2,989,000	50,000	874,000
Reclassified from hedging reserve	267,000	(672,000)	2,239,000
Changes in working capital:
Inventories	(965,000)	(120,000)	106,000
Prepayments	(1,704,000)	(8,825,000)	(282,000)
Contract assets - accrued revenue	(7,093,000)	4,305,000	5,422,000
Trade receivables	24,433,000	(520,000)	71,695,000
Other receivables	(8,359,000)	(1,109,000)	(221,000)
Contract liabilities - deferred revenue	(6,261,000)	41,618,000	(49,407,000)
Trade and other payables	(31,139,000)	22,480,000	5,415,000
Provisions	8,000	7,842,000	4,802,000
Cash generated from operations	128,857,000	121,704,000	137,778,000
Adjustments for:
Increase/(decrease) in changes to trade receivables	(1,064,000)	7,673,000	(17,210,000)
Increase/(decrease) in changes in trade and other payables	£ 105,818,000	£ 40,276,000	£ (12,652,000)